Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current
Cash and deposits	$ 223.5	$ 185.2
Trade and other receivables	817.7	878.1
Unbilled receivables	374.2	384.6
Contract assets	67.5	59.7
Income taxes recoverable	36.2	47.9
Prepaid expenses	42.9	56.8
Other assets	18.1	23.2
Total current assets	1,580.1	1,635.5
Non-current
Property and equipment	286.5	289.4
Lease assets	558.5
Goodwill	1,651.8	1,621.2
Intangible assets	219.6	247.7
Investments in joint ventures and associates	8.8	9.4
Net employee defined benefit asset	26.0	10.0
Deferred tax assets	31.9	21.2
Other assets	198.3	175.5
Total assets	4,561.5	4,009.9
Current
Bank indebtedness	19.5
Trade and other payables	576.4	567.2
Lease liabilities	99.9
Deferred revenue	199.2	174.4
Income taxes payable	28.4	37.9
Long-term debt	46.9	48.5
Provisions	23.9	42.4
Other liabilities	12.1	23.2
Total current liabilities	1,006.3	893.6
Non-current
Lease liabilities	589.0
Income taxes payable	11.6	15.9
Long-term debt	814.0	885.2
Provisions	89.1	78.2
Net employee defined benefit liability	85.2	68.6
Deferred tax liabilities	73.2	54.3
Other liabilities	16.0	105.4
Total liabilities	2,684.4	2,101.2
Shareholders' equity
Share capital	879.8	867.8
Contributed surplus	23.9	24.8
Retained earnings	917.7	851.2
Accumulated other comprehensive income	54.1	163.1
Total shareholders' equity	1,875.5	1,906.9
Non-controlling interests	1.6	1.8
Total liabilities and equity	$ 4,561.5	$ 4,009.9